Financial Risk Management - Changes of Financial Assets Classified as Level 3 (Detail) ₩ in Millions	12 Months Ended
Dec. 31, 2023 KRW (₩)
Disclosure of fair value measurement of assets [line items]
Balance at beginning	₩ 31,308,262
Balance at beginning	(19,153,066)
Balance at ending	(17,890,828)
Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	426,551
Gain / (Loss)	(41,556)
OCI	16,050
Acquisition	209,978
Disposal	(35,147)
Transfer	575,876
FVTPL [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	230,719
Gain / (Loss)	(41,556)
OCI	1,602
Acquisition	157,356
Disposal	(35,147)
Transfer	312,974
Balance at beginning	(302,593)
Gain for the period	6,717
OCI	0
Acquisition	0
Disposal	0
Balance at ending	(295,876)
Financial assets at FVOCI [member] | Level 3 [member]
Disclosure of fair value measurement of assets [line items]
Balance at beginning	195,832
Gain / (Loss)	0
OCI	14,448
Acquisition	52,622
Disposal	0
Transfer	₩ 262,902